Balance Sheet Components - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 947	$ 939	$ 932
Less: Accumulated depreciation	(187)	(167)	(127)
Property and equipment, net	760	772	805
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	689	689	689
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	118	118	118
Computers & equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	85	77	77
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 55	$ 55	$ 48